                          Prospectus dated May 1, 2004

                                for interests in
                    John Hancock Variable Annuity Account U

                       Interests are made available under

--------------------------------------------------------------------------------
                         ACCOMMODATOR VARIABLE ANNUITY
--------------------------------------------------------------------------------
           a deferred or immediate variable annuity contract issued by

              JOHN HANCOCK LIFE INSURANCE COMPANY ("JOHN HANCOCK")

The contract enables you to earn investment-based returns in the following variable investment options:

----------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS:           UNDERLYING FUND MANAGED BY:
 ----------------------------           ---------------------------
 EQUITY OPTIONS:
  Equity Index. . . . . . . . . . .     SSgA Funds Management, Inc.
  Large Cap Value . . . . . . . . .     T. Rowe Price Associates, Inc.
  Large Cap Growth. . . . . . . . .     Independence Investment LLC
  Earnings Growth . . . . . . . . .     Fidelity Management & Research Company
  Growth & Income . . . . . . . . .     Independence Investment LLC and T. Rowe Price
                                          Associates, Inc.
  Fundamental Value . . . . . . . .     Wellington Management Company, LLP
  Mid Cap Value B . . . . . . . . .     T. Rowe Price Associates, Inc.
  Mid Cap Growth  . . . . . . . . .     Wellington Management Company, LLP
  Small Cap Emerging Growth . . . .     Wellington Management Company, LLP
  Small Cap Growth* . . . . . . . .     Wellington Management Company, LLP
  International Equity Index. . . .     SSgA Funds Management, Inc.
  Overseas Equity*. . . . . . . . .     Capital Guardian Trust Company
  Overseas Equity B . . . . . . . .     Capital Guardian Trust Company
  Overseas Equity C*. . . . . . . .     Capital Guardian Trust Company
  Real Estate Equity. . . . . . . .     RREEF America LLC and Van Kampen (a registered
                                          trade name of Morgan Stanley Investment Management
                                          Inc.)

 BALANCED OPTIONS:
  Managed . . . . . . . . . . . . .     Independence Investment LLC and Capital Guardian
                                          Trust Company

 BOND & MONEY MARKET OPTIONS:
  Short-Term Bond . . . . . . . . .     Independence Investment LLC
  Bond Index. . . . . . . . . . . .     Standish Mellon Asset Management Company LLC
  Active Bond . . . . . . . . . . .     John Hancock Advisers, LLC, Pacific Investment
                                          Management Company LLC and Declaration Management
                                          & Research Company
  High Yield Bond . . . . . . . . .     Wellington Management Company, LLP
  Global Bond . . . . . . . . . . .     Capital Guardian Trust Company
  Money Market. . . . . . . . . . .     Wellington Management Company, LLP
----------------------------------------------------------------------------------------------

 *Not available for contracts issued after April 30, 2004.

  The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future. If your contract is a single premium immediate annuity contract, you may use up to four investment options. For other contracts, you may use up to ten.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I ("the Series Fund"). In this prospectus, the investment options of the Series Fund are referred to as funds. In the prospectuses for the Series Fund, the investment options may also be referred to as "funds," "portfolios" or "series."

  The Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Series Fund. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Series Fund. The Series Fund prospectus contains detailed information about each available fund. Be sure to read that prospectus before selecting any of the variable investment options shown on page 1.





                     JOHN HANCOCK ANNUITY SERVICING OFFICE
                     -------------------------------------

                                 MAIL DELIVERY
                                 -------------
                                  P.O. Box 772
                                Boston, MA 02117

                               OVERNIGHT DELIVERY
                               ------------------
                     John Hancock Annuity Image Operations
                        27 Dry Dock Avenue, Second floor
                             South Boston, MA 02110

                             PHONE: 1-800-732-5543

                              FAX:  1-617-572-1571



  Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than John Hancock. They involve investment risks including the possible loss of principal.


********************************************************************************

  Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

     .  The first section contains an "INDEX OF KEY WORDS."

     . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

     . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

     . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

     . "CONDENSED FINANCIAL INFORMATION" follows the "Additional Information." This gives some basic information about the size and past performance of the variable investment options.

The Series Fund's prospectus is attached at the end of this prospectus. You should save these prospectuses for future reference.

--------------------------------------------------------------------------------
                                IMPORTANT NOTICES

This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

We've also filed with the SEC a "Statement of Additional Information." This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 34.

The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.
--------------------------------------------------------------------------------

                               INDEX OF KEY WORDS

  We define or explain each of the following key words used in this prospectus on the pages shown below:

  KEY WORD                                                                PAGE

  Accumulation units. . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
  Annuitant . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
  Annuity payments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
  Annuity period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
  Business day. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
  Contract year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
  Date of issue . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
  Date of maturity. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
  Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
  Premium payments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
  Surrender value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
  Surrender . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
  Variable investment options . . . . . . . . . . . . . . . . . . . . . .cover
  Withdrawal. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING AN ACCOMMODATOR VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

-------------------------------------------------------------------------------
       CONTRACTOWNER TRANSACTION EXPENSES         ACCOMMODATOR VARIABLE ANNUITY
-------------------------------------------------------------------------------
 Sales Charge imposed at time of purchase on         4% of the first $10,000
 single premium immediate contracts (as a            3% of the next $15,000
 percentage of purchase payments)/1/                 2% of the next $75,000
                                                     1% of all amounts over
                                                          $100,000 plus
                                                      a $50 administrative
                                                        expense deduction
-------------------------------------------------------------------------------
 Sales Charge imposed at time of purchase on        4.5% of the first $10,000
 single premium deferred contracts (as a            3.5% of the next $15,000
 percentage of purchase payment)/1/                 2.5% of the next $75,000
                                                     1% of all amounts over
                                                          $100,000 plus
                                                      a $50 administrative
                                                        expense deduction
-------------------------------------------------------------------------------
 Sales Charge imposed at time of purchase on         8% of the first $10,000
 periodic payment deferred contracts (as a           7% of the next $15,000
 percentage of purchase payments)/1/                 3% of all amounts over
                                                             $25,000
-------------------------------------------------------------------------------

1) The minimum death benefit charge included in the above sales loads is 0.50%. Because no minimum death benefit is provided on or after the contract anniversary nearest the annuitant's 65th birthday, no deduction is made for this benefit from payments made on or after this date. See "Guaranteed minimum death benefit," beginning on page 16.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.


-------------------------------------------------------------------------------
                                            ACCOMMODATOR VARIABLE ANNUITY
-------------------------------------------------------------------------------
 Maximum Annual Contract Fee/2/                          $50
-------------------------------------------------------------------------------
 Current Annual Contract                $10 or, if less, 2% of the total value
 Fee-periodic premium deferred                     of your contract
 contracts only/3/
-------------------------------------------------------------------------------
 Separate Account Annual Expenses
 (as a percentage of average account
 value)/4/

  Mortality and Expense Risk Charge                     0.75%

  Administrative Services Charge                        0.25%
                                                        -----
 Total Separate Account Annual                          1.00%
 Expenses
-------------------------------------------------------------------------------

2) This charge is not currently imposed.

3) This charge applies only during the accumulation period for periodic premium deferred contracts. It is taken at the end of each contract year but, if you surrender a contract before then, it will be taken at the time of surrender. This charge does not apply to single premium immediate or single premium deferred contracts.

4) This charge applies to all Accommodator Variable Annuity contracts. It applies to that portion of account value held in the variable investment options.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN AN ACCOMMODATOR VARIABLE ANNUITY CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE SERIES FUND'S PROSPECTUS.

-------------------------------------------------------------------------------
    TOTAL ANNUAL FUND OPERATING            MINIMUM               MAXIMUM
             EXPENSES
-------------------------------------------------------------------------------
 Range of expenses that are                 0.21%                 1.96%
 deducted from fund assets,
 including management fees,
 distribution and/or service
 (12b-1) fees, and other expenses
-------------------------------------------------------------------------------

THE NEXT TABLE DESCRIBES FUND LEVEL FEES AND EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE SERIES FUND.

--------------------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FUND                     TOTAL FUND
                                            DISTRIBUTION    OTHER OPERATING    OPERATING                      OPERATING
                               INVESTMENT        AND           EXPENSES         EXPENSES                       EXPENSES
                               MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE          WITH
FUND NAME                          FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I - NAV CLASS SHARES
 (NOTE 1):
--------------------------------------------------------------------------------------------------------------------------
Equity Index                     0.13%           N/A             0.08%           0.21%          0.00%           0.21%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  0.75%           N/A             0.07%           0.82%          0.00%           0.82%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 0.80%           N/A             0.06%           0.86%          0.00%           0.86%
--------------------------------------------------------------------------------------------------------------------------
Earnings Growth                  0.96%           N/A             0.11%           1.07%          0.01%           1.06%
--------------------------------------------------------------------------------------------------------------------------
Growth & Income                  0.67%           N/A             0.06%           0.73%          0.00%           0.73%
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value                0.79%           N/A             0.11%           0.90%          0.01%           0.89%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value B*                 1.05%           N/A             0.14%           1.19%          0.04%           1.15%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth*                  0.96%           N/A             0.10%           1.06%          0.00%           1.06%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Emerging Growth        1.01%           N/A             0.20%           1.21%          0.10%           1.11%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                 1.05%           N/A             0.17%           1.22%          0.07%           1.15%
--------------------------------------------------------------------------------------------------------------------------
International Equity Index       0.17%           N/A             0.05%           0.22%          0.00%           0.22%
--------------------------------------------------------------------------------------------------------------------------
Overseas Equity                  1.23%           N/A             0.34%           1.57%          0.00%           1.57%
--------------------------------------------------------------------------------------------------------------------------
Overseas Equity B*               1.13%           N/A             0.31%           1.44%          0.00%           1.44%
--------------------------------------------------------------------------------------------------------------------------
Overseas Equity C*               1.21%           N/A             0.75%           1.96%          0.00%           1.96%
--------------------------------------------------------------------------------------------------------------------------
Real Estate Equity               0.98%           N/A             0.09%           1.07%          0.00%           1.07%
--------------------------------------------------------------------------------------------------------------------------
Managed                          0.68%           N/A             0.06%           0.74%          0.00%           0.74%
--------------------------------------------------------------------------------------------------------------------------
Short-Term Bond                  0.60%           N/A             0.07%           0.67%          0.00%           0.67%
--------------------------------------------------------------------------------------------------------------------------
Bond Index                       0.14%           N/A             0.10%           0.24%          0.00%           0.24%
--------------------------------------------------------------------------------------------------------------------------
Active Bond                      0.61%           N/A             0.09%           0.70%          0.00%           0.70%
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                  0.80%           N/A             0.15%           0.95%          0.05%           0.90%
--------------------------------------------------------------------------------------------------------------------------
Global Bond                      0.85%           N/A             0.13%           0.98%          0.00%           0.98%
--------------------------------------------------------------------------------------------------------------------------
Money Market                     0.25%           N/A             0.06%           0.31%          0.00%           0.31%
--------------------------------------------------------------------------------------------------------------------------

(1) Under its current investment management agreements with the John Hancock Variable Series Trust I ("JHVST"), John Hancock Life Insurance Company has contractually agreed to reimburse each JHVST fund (other than the International Equity Index, Overseas Equity, Overseas Equity B, Overseas Equity C and Global Bond funds) when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. The agreements will remain in effect until May 1, 2005, and may be renewed each year thereafter by JHVST. Percentages shown for the Overseas Equity, Overseas Equity B, and Overseas Equity C funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2004, were in effect for all of 2003. The percentages shown for the International Equity Index Fund reflect
    (a) the discontinuance of John Hancock's agreement to reimburse the fund for "other fund

   Overseas Equity, Overseas Equity B, Overseas Equity C and Global Bond funds reflect the discontinuance of John Hancock's agreement to reimburse each of these funds for "other fund expenses" in 2003 that exceeded 0.10% of the fund's average daily net assets.

   * Mid Cap Value B was formerly "Small/Mid Cap CORE(SM)," Mid Cap Growth was formerly "Small/Mid Cap Growth," Overseas Equity B was formerly "International Opportunities" and Overseas Equity C was formerly "Emerging Markets Equity." "CORE(SM)" is a service mark of Goldman, Sachs & Co.

Examples

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN AN ACCOMMODATOR VARIABLE ANNUITY CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THE FIRST SET OF EXAMPLES ASSUME THAT YOU INVEST $10,000 IN A SINGLE PREMIUM IMMEDIATE ANNUITY CONTRACT, SINGLE PREMIUM DEFERRED ANNUITY CONTRACT, OR A PERIODIC PREMIUM DEFERRED ANNUITY CONTRACT. EACH OF THESE EXAMPLES ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM ANNUAL CONTACT FEE AND THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Accommodator Variable Annuity - single premium immediate annuity contract
-------------------------------------------------------------------------
(maximum fund-level total operating expenses)
---------------------------------------------

----------------------------------------------------------------------------
                                        1 YEAR  3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------------
 IF YOU BEGIN ANNUITY PAYMENTS AT THE
 EARLIEST POSSIBLE DATE*:                $881    $1461    $2064     $3683
----------------------------------------------------------------------------

  *A single premium immediate annuity contract cannot be surrendered and must begin an annuity payment option in not more than one year from the date of issue.

Accommodator Variable Annuity - single premium deferred annuity contract
------------------------------------------------------------------------
(maximum fund-level total operating expenses)
---------------------------------------------

-------------------------------------------------------------------------------
                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 (1) IF YOU SURRENDER YOUR CONTRACT AT
 THE END OF THE APPLICABLE TIME PERIOD:     $833    $1415    $2022     $3650
-------------------------------------------------------------------------------
 (2) IF YOU ANNUITIZE YOUR CONTRACT AT
 THE END OF THE APPLICABLE TIME PERIOD:     $833    $1415    $2022     $3650
-------------------------------------------------------------------------------
 (3) IF YOU DO NOT SURRENDER YOUR
 CONTRACT:                                  $833    $1415    $2022     $3650
-------------------------------------------------------------------------------

Accommodator Variable Annuity - periodic premium (maximum fund-level total
--------------------------------------------------------------------------
operating expenses)
-------------------

------------------------------------------------------------------------------
                                          1 YEAR  3 YEARS  5 YEARS   10 YEARS
------------------------------------------------------------------------------
 (1) IF YOU SURRENDER YOUR CONTRACT AT
 THE END OF THE APPLICABLE TIME PERIOD:   $1098    $1710    $2344     $4031
------------------------------------------------------------------------------
 (2) IF YOU ANNUITIZE YOUR CONTRACT AT
 THE END OF THE APPLICABLE TIME PERIOD:   $1098    $1710    $2344     $4031
------------------------------------------------------------------------------
 (3) IF YOU DO NOT SURRENDER YOUR
 CONTRACT:                                $1098    $1710    $2344     $4031
------------------------------------------------------------------------------

THE FOLLOWING SET OF EXAMPLES ALSO ASSUMES THAT YOU INVEST $10,000 IN A SINGLE PREMIUM IMMEDIATE ANNUITY CONTRACT, SINGLE PREMIUM DEFERRED ANNUITY CONTRACT, OR A PERIODIC PREMIUM DEFERRED ANNUITY CONTRACT. EACH OF THESE EXAMPLES ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE AVERAGE ANNUAL CONTRACT FEE WE EXPECT TO RECEIVE FOR THE CONTRACTS AND THE MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Accommodator Variable Annuity - single premium immediate annuity contract
-------------------------------------------------------------------------
(minimum fund-level total operating expenses)
---------------------------------------------

----------------------------------------------------------------------------
                                        1 YEAR  3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------------
 IF YOU BEGIN ANNUITY PAYMENTS AT THE
 EARLIEST POSSIBLE DATE*:                $716    $961     $1225     $1978
----------------------------------------------------------------------------

  *A single premium immediate annuity contract cannot be surrendered and must begin an annuity payment option in not more than one year from the date of issue.

Accommodator Variable Annuity - single premium deferred annuity contract
------------------------------------------------------------------------
(minimum fund-level total operating expenses)
---------------------------------------------

-------------------------------------------------------------------------------
                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 (1) IF YOU SURRENDER YOUR CONTRACT AT
 THE END OF THE APPLICABLE TIME PERIOD:     $667    $913     $1178     $1935
-------------------------------------------------------------------------------
 (2) IF YOU ANNUITIZE YOUR CONTRACT AT
 THE END OF THE APPLICABLE TIME PERIOD:     $667    $913     $1178     $1935
-------------------------------------------------------------------------------
 (3) IF YOU DO NOT SURRENDER YOUR
 CONTRACT:                                  $667    $913     $1178     $1935
-------------------------------------------------------------------------------

Accommodator Variable Annuity - periodic premium (minimum fund-level total
--------------------------------------------------------------------------
operating expenses)
-------------------

-------------------------------------------------------------------------------
                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 (1) IF YOU SURRENDER YOUR CONTRACT AT
 THE END OF THE APPLICABLE TIME PERIOD:     $918    $1168    $1436     $2201
-------------------------------------------------------------------------------
 (2) IF YOU ANNUITIZE YOUR CONTRACT AT
 THE END OF THE APPLICABLE TIME PERIOD:     $918    $1168    $1436     $2201
-------------------------------------------------------------------------------
 (3) IF YOU DO NOT SURRENDER YOUR
 CONTRACT:                                  $918    $1168    $1436     $2201
-------------------------------------------------------------------------------

                               BASIC INFORMATION

  This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

  QUESTION                                                                           STARTING ON PAGE
  --------                                                                           ----------------
What is the contract?. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

Who owns the contract? . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

Is the owner also the annuitant? . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

How can I invest money in a contract?. . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

How will the value of my investment in the contract change over time?. . . . . . . . . . . . .12

What annuity benefits does the contract provide? . . . . . . . . . . . . . . . . . . . . . . .12

To what extent can John Hancock vary the terms and conditions of the contracts?. . . . . . . .12

What are the tax consequences of owning a contract?. . . . . . . . . . . . . . . . . . . . . .13

How can I change my contract's investment allocations? . . . . . . . . . . . . . . . . . . . .13

What fees and charges will be deducted from my contract? . . . . . . . . . . . . . . . . . . .15

How can I withdraw money from my contract? . . . . . . . . . . . . . . . . . . . . . . . . . .15

What happens if the annuitant dies before my contract's date of maturity?. . . . . . . . . . .16

Can I return my contract?. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17

WHAT IS THE CONTRACT?

  The contract is a variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Under a "variable" annuity contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

  This prospectus offers three versions of the contract. One version is a periodic premium deferred variable annuity contract. "Deferred" means that we will not begin to make annuity payments under the contract until a future date (called the date of maturity). Until then you may make additional premium payments into your contract. This is what we mean by "periodic payment" contract.

  The second version of the contract is a single premium immediate variable annuity contract. By "single premium" we mean that only one lump sum premium payment is made. By "immediate" annuity, we mean that we start making annuity payments not more than one year after you pay your premium.

  The third form of contract is a single premium deferred variable annuity contract. Under this contract, an initial lump sum premium is made, but we don't start making annuity payments until a future date of maturity. You are permitted to make one additional premium payment after your initial lump sum premium.

  We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

WHO OWNS THE CONTRACT?

  That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a contract has joint owners, both must join in any written notice or request.

IS THE OWNER ALSO THE ANNUITANT?

  In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant if that person meets our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

  We call the investments you make in your contract premiums or premium payments. You need at least an initial premium payment of $1,000 to purchase a periodic premium contract and at least $5,000 to purchase a single premium contract. There is an exception, however, if you purchase a single premium deferred contract with the proceeds of fixed benefit insurance policies and annuity contracts issued by John Hancock. In that case, the initial single premium need only be $2,000. You can make one additional payment of at least $2,500 into a single premium deferred contract. If you choose to contribute more money into a periodic premium contract, each subsequent premium payment must be at least $50.

Applying for a contract

  An authorized representative of the broker-dealer through whom you purchase your contract will assist you in (1) completing an application for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

  Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

Limits on premium payments

  While the annuitant is alive and the contract is in force, you can make premium payments to a periodic premium contract at any time before the contract date of maturity. However, your premium payments for the first contract year may not, unless we consent in writing, exceed twice the specified annual premium amount in your contract. (Payment of such specified premiums is not mandatory, however.) In subsequent contract years, you may not pay more than twice the largest amount of premiums you paid in any previous contract year.

  We will not issue a contract if the proposed annuitant is age 85 or older. We may waive any of these limits, however.

Ways to make premium payments

  Premium payments made by check or money order should be:

  . drawn on a U.S. bank,

  . drawn in U.S. dollars, and

  . made payable to "John Hancock."

  We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements.

  Premium payments after the initial premium payment should be sent to:

-------------------------------------------------------------------------
              JOHN HANCOCK ANNUITY SUBSEQUENT PAYMENTS, X-4
              ---------------------------------------------

                              MAIL DELIVERY
                              -------------
                           1 John Hancock Way
                               Suite 1501
                          Boston, MA 02117-1501

                           OVERNIGHT DELIVERY
                           ------------------
                             529 Main Street
                          Charleston, MA 02129
-------------------------------------------------------------------------


  We will also accept premium payments by wire. We will accept your initial premium payment by exchange from another insurance company. You can find information about wire payments under "Premium payments by wire," below. You can find information about other methods of premium payment by contacting your John Hancock representative or by contacting the John Hancock Annuity Servicing Office.

  Once we have issued your contract and it becomes effective, we credit any additional premiums to your contract at the close of the business day in which we receive the payment. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. If we receive an additional premium payment after the close of a business day, we will credit it to your contract on the next business day.

Premium payments by wire

  If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

  If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

  . issue a contract;

  . accept premium payments; or

  . allow other transactions.

  After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Servicing Office. Banks may charge a fee for wire services.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

  Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares. We describe the calculations under "The accumulation period," beginning on page 20.

  Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 15.

  At any time before the date of maturity, the total value of your contract equals:

  . the total amount you invested,

  . minus all charges we deduct,

  . minus all withdrawals you have made, and

  . plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

  If you have a deferred variable annuity contract that is still in effect on its date of maturity, it enters what is called the annuity period. An immediate annuity contract enters the annuity period immediately.

  During the annuity period, we make a series of variable annuity payments to you as provided under one of our several annuity options. Under a deferred variable annuity contract, the form in which we will make the annuity payments and the proportion of such payments that will be based on each variable investment option depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

  If you purchase an immediate annuity contract, your annuity payment option and the variable investment option or options on which it is based, are as you elect in your purchase application.

  You should carefully review the discussion under "The annuity period," beginning on page 21, for information about all of these choices you can make.

TO WHAT EXTENT CAN JOHN HANCOCK VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State law insurance requirements

  Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

  We may vary the charges, guarantee periods, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

  In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

  . partial withdrawal (including systematic withdrawals),

  . full withdrawal ("surrender"),

  . payment of any death benefit proceeds, and

  . periodic payments under one of our annuity payment options.

  How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as:

  . the type of the distribution,

  . when the distribution is made,

  . the nature of any tax-qualified retirement plan for which the contract is being used, if any, and

  . the circumstances under which the payments are made.

  If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

  Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

  The favorable tax benefits available for annuity contracts issued in connection with an individual retirement annuity plan or other tax-qualified retirement plan, are also generally available for other types of investments of tax-qualified plans, such as investments in mutual funds, equities and debt instruments. You should carefully consider whether the expenses under an annuity contract issued in connection with a tax-qualified plan, and the investment options, death benefits and lifetime annuity income options provided under such an annuity contract, are suitable for your needs and objectives.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

  When you apply for your contract, you specify the variable investment options in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Servicing Office.

  At any one time prior to the annuity period, you may invest in up to 10 of the available investment options. Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into an investment option that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time.

Transferring your assets

  Up to 4 times during each year of your contract, you may transfer, free of charge, all or part of the assets held in one investment option to any other investment option.

  You may not:
          ----

  . make any transfer that would cause you to exceed the above-mentioned maximum of 18 investment options, or

  . make any transfer during the annuity period that would result in more than four investment options being used at once.

Procedure for transferring your assets

  You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Servicing Office at the address shown on page 2. Your request should include:

  . your name,

  . daytime telephone number,

  . contract number,

  . the names of the investment options being transferred to and from each, and

  . the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Servicing Office.

Telephone and facsimile transactions

  If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning or by faxing us at the John Hancock Annuity Servicing Office. Any fax request should include your name, daytime telephone number, contract number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

  The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. The use of such transfers may be disruptive to a fund. We reserve the right to reject any premium payment or transfer request from any person, if in our judgment, a fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise be potentially adversely affected.

Dollar-cost averaging program

  You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis before annuity payments start. The following conditions apply to the dollar-cost averaging program:

  . You may elect the program only if the total value of your contract equals
    $15,000 or more and you are NOT participating in the systematic withdrawal plan.

  . The amount of each transfer must equal at least $250.

  . You may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.

  . You may discontinue the program at any time.

  . The program automatically terminates on the earlier of (1) 12, 24, or 36 months (whichever you elect) or (2) when the variable investment option from which we are taking the transfers has been exhausted.

  . The program is only available for deferred contracts, and will automatically terminate on the date of maturity.

  We reserve the right to suspend or terminate the program at any time.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Mortality and expense risk charge

  We deduct the daily charge shown in the Fee Tables to compensate us primarily for mortality and expense risks that we assume under the contracts. We take the deduction proportionally from each investment option you are then using.

  In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

Administrative services charge

  We deduct the daily charge shown in the Fee Tables for administrative and clerical services that the contracts require us to provide. We take the deduction proportionally from each investment option you are then using.

Annual contract fee

  We deduct this annual contract fee shown in the Fee Tables at the beginning of each contract year after the first. We take the deduction proportionally from each investment option you are then using. We reserve the right to increase the annual contract fee to $50.

Premium taxes

  We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

  In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

  Prior to your deferred contract's date of maturity, if the annuitant is living, you may:

  . surrender your contract for a cash payment of its "surrender value," or

  . make a partial withdrawal of its surrender value.

  The surrender value of a contract is the total value of a contract, minus any
                                                                      -----
applicable premium tax charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Servicing Office.

  Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page
24. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

  We will deduct any partial withdrawal proportionally from each of your
                                        --------------
investment options based on the value in each, unless you direct otherwise.

  Without our prior approval, you may not make a partial withdrawal:

  . for an amount less than $100, or

  . if the remaining total value of your contract would be less than $500.

  A partial withdrawal is not a loan and cannot be repaid.

  You may not make any surrenders or partial withdrawals under an immediate annuity contract or once we begin making payments under an annuity option for a deferred annuity contract.

Systematic withdrawal plan

  Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. We will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal. See "How will the value of my investment in the contract change over time?" beginning on page 12, and "What fees and charges will be deducted from my contract?" beginning on page 15. The same tax consequences also generally will apply.

  The following conditions apply to systematic withdrawal plans:

  . you may elect the plan only if the total value of your contract equals
    $25,000 or more;

  . the amount of each systematic withdrawal must equal at least $100;

  . if the amount of each withdrawal drops below $100 or the total value of your contract becomes less than $5,000, we will suspend the plan and notify you;

  . you may cancel the plan at any time; and

  . you cannot use this plan if you are participating in the dollar-cost averaging program, or if we are making payments under an annuity option.

  We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

Guaranteed minimum death benefit

  If the annuitant under a deferred contract dies before the contract's date of maturity, we will pay a death benefit. If the death occurs before the contract
                                                            ------
anniversary nearest the annuitant's 65th birthday, we will pay the greater of:
                                                                   -------

  . the total value of your contract, or

  . the total amount of premium payments made, minus any partial withdrawals you have made.

  If the death occurs on or after the contract anniversary nearest the annuitant's 65th birthday, we will pay an amount equal to the total value of your contract.

  We calculate the death benefit as of the day we receive, in proper order at the John Hancock Annuity Servicing Office:

  . proof of the annuitant's death, and

  . any required instructions as to method of settlement.

  Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $2,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options," beginning on page 22.

CAN I RETURN MY CONTRACT?

  In most cases, you have the right to cancel your contract within 10 days (or longer in some states) after you receive it. To cancel your contract, simply deliver or mail it to:

  . John Hancock at the address shown on page 2, or

  . the John Hancock representative who delivered the contract to you.

  In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your contract was issued as an "IRA," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

                             ADDITIONAL INFORMATION

  This section of the prospectus provides additional information that is not contained in the Basic Information section on pages 9 through 17.

  CONTENTS OF THIS SECTION                                     STARTING ON PAGE

  Description of John Hancock. . . . . . . . . . . . . . . . . . . . . . . . 19

  Who should purchase a contract . . . . . . . . . . . . . . . . . . . . . . 19

  How we support the variable investment options . . . . . . . . . . . . . . 20

  Description of charges at the fund level . . . . . . . . . . . . . . . . . 20

  The accumulation period. . . . . . . . . . . . . . . . . . . . . . . . . . 20

  The annuity period . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21

  Variable investment option valuation procedures. . . . . . . . . . . . . . 22

  Distribution requirements following death of owner . . . . . . . . . . . . 23

  Miscellaneous provisions . . . . . . . . . . . . . . . . . . . . . . . . . 23

  Tax information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24

  Performance information. . . . . . . . . . . . . . . . . . . . . . . . . . 31

  Reports. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31

  Voting privileges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31

  Certain changes. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31

  Distribution of contracts. . . . . . . . . . . . . . . . . . . . . . . . . 32

  Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33

  Registration statement. . . . . . . . . . . . . .  . . . . . . . . . . . . 34

  Condensed Financial Information. . . . . . . . . . . . . . . . . . . . . . 35

  Appendix - Illustrative Contract values and annuity payment tables . . . . 38

DESCRIPTION OF JOHN HANCOCK

  We are John Hancock Life Insurance Company, a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock Life Insurance Company became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. Our Home Office is at John Hancock Place, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states and the District of Columbia. As of December 31, 2003, our assets were approximately $96 billion.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

WHO SHOULD PURCHASE A CONTRACT?

  We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

  . traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code;

  . non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
    Section 408A of the Code;

  . SIMPLE IRA plans adopted under Section 408(p) of the Code;

  . Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

  . annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

  We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 25.

  When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee." Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

  We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

  To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

  We hold the fund shares that support our variable investment options in John Hancock Variable Annuity Account U (the "Account"), a separate account established by John Hancock under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets, including the Series Fund's shares, belong to John Hancock. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  All of John Hancock's general assets also support John Hancock's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all John Hancock's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

DESCRIPTION OF CHARGES AT THE FUND LEVEL

  The funds must pay investment management fees and other operating expenses. These fees and expenses, as shown in the fund expense table in the Fee Tables, are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

  The figures for the funds shown in the fund expense table are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2003, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.

THE ACCUMULATION PERIOD

Your value in our variable investment options

  Each premium payment or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

Valuation of accumulation units

  To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

           ----------------------------------------------------
           dollar amount of transaction
                                DIVIDED BY
           value of one accumulation unit for the applicable variable investment option at the time of such transaction
           ----------------------------------------------------

  The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such investment option.

  Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

           ----------------------------------------------------
           number of accumulation units in the variable
           investment options
                                  TIMES
           value of one accumulation unit for the applicable
           variable investment option at that time
           ----------------------------------------------------

THE ANNUITY PERIOD

Date of maturity for deferred annuity contracts

  If your contract is a deferred contract, it will specify the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract.

  You may subsequently select an earlier date of maturity or a later date, so long as it is not more than 5 years after the original date of maturity. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new date of maturity. Also, if you are selecting or changing your date of maturity for a contract issued under a tax-qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan," beginning on page 25.)

Immediate variable annuity contracts

  If your contract is an immediate contract, variable annuity payments will begin on a date mutually agreed upon between you and us. Normally, payments begin one month after the issue date of the contract, but must begin within one year. Immediate contracts may not be surrendered.

Selecting an annuity option

  Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity.

  Prior to the date of maturity, you may select a different annuity option by written notice to the John Hancock Annuity Servicing Office. If no option is selected, then "Option A: life annuity with payments for 10 years guaranteed" will be used. The types of annuity options are described under "Annuity Options," beginning on page 22.

  For immediate annuities, you select the annuity option at the time you purchase the contract.

  If the initial monthly payment under an annuity option would be less than $20, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

  Subject to that $20 minimum limitation, your beneficiary may elect an annuity option if:

  . you have not made an election prior to the annuitant's death;

  . the beneficiary is entitled to payment of a death benefit of at least
    $2,000 in a single sum; and

  . the beneficiary notifies us of the election prior to the date the proceeds become payable.

    If the total value of your contract, at death or surrender, is less than $2,000, no annuity option will be available.

Variable monthly annuity payments

  During the annuity period, the total value of your contract must be allocated to no more than 4 investment options. During the annuity period, we offer annuity payments on a variable basis for each variable investment option. If
                                          ----
you are using more
than 4 investment options on the date of maturity, under a deferred contract, we will divide your contract's value (after deducting any premium tax charge that was not deducted from premium payments) among the 4 investment options with the largest values, pro-rata based on the amount of the total value of your contract that you have in each.

  We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

  The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option. Here's how it works:

  . we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

  . if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

  . if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

    Assumed investment rate

  The assumed investment rate for any variable portion of your annuity payments will be 3 1/2% per year, except as follows.

  You may elect an assumed investment rate of 5%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Annuity options

  Two basic annuity options are available:

  OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will determine the present value of the payments remaining in the guaranteed period. We will compute the present value using the same actuarial assumptions as we used in determining the amount of the initial annuity payment and using the variable investment option values next computed after we receive due proof of death. Ordinarily, we will make the payment within 7 days thereafter.

  Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

  OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

  ADDITIONAL OPTION FOR IMMEDIATE ANNUITIES: If your contract is an immediate annuity contract, we also make available a joint and last survivor life annuity. Under this annuity payment option, we make payments until both of two persons you name have died, but no minimum number of payments is guaranteed.

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

  We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

  If you did not purchase your contract under a tax-qualified plan (as that term
             ---
is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions on the following page. (If your contract has joint owners, these provision apply upon the death of the first to die.)

  In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

  The Code imposes very similar distribution requirements on contracts used to fund tax-qualified plans. We provide the required provisions for tax-qualified plans in separate disclosures and endorsements.

--------------------------------------------------------------------------------
 IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

   . if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.

   . if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:

     (1) paid out in full within five years of your death or

     (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

 If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the last surviving annuitant, the entire interest equals:

     (1) the surrender value if paid out in full within five years of your death, or

     (2) the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

 IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

     .   any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.
-------------------------------------------------------------------------------

  Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.

MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

  To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

  Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the John Hancock Annuity Servicing Office. The contract designates the person you choose as beneficiary. You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant.

  Changes of owner or beneficiary will take effect when we receive them, whether or not you or the annuitant is then alive. However, these changes are subject to:

     . the rights of any assignees of record, and

     . certain other conditions

  An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

Our income taxes

  We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

  The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Contracts not purchased to fund a tax qualified plan

  Undistributed gains

  We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

  However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

  Annuity payments

  When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

  The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

  Surrenders, withdrawals and death benefits

  When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

  When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

  For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the owner within the same calendar year will be treated as if we issued a single contract.

  All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

  Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution requirements following death of owner."

Penalty for premature withdrawals

  The taxable portion of any withdrawal, single sum payment and certain death benefit payment may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

Puerto Rico annuity contracts not purchased to fund a tax qualified plan

  Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

Diversification requirements

  Each of the funds of the Series Fund intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

  The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for a tax qualified plan

  We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans. Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

  The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA,

SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

  Tax-free rollovers

  For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

  . a traditional IRA to another traditional IRA,

  . a traditional IRA to another tax-qualified plan, including a Section
    403(b) plan

  . any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

  . any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

  . a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

  . a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

  In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

 Traditional IRAs

  Annual contribution limit.  A traditional individual retirement annuity (as
  -------------------------
defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

  . 100% of compensation includable in your gross income, or

  . the IRA annual limit for that tax year. For tax years beginning in 2002, 2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

  Catch-Up Contributions.  An IRA holder age 50 or older may increase
  ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

  Spousal IRA.  You may also purchase an IRA contract for the benefit of your
  -----------
spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

  Deductibility of contributions.  You may be entitled to a full deduction, a
  ------------------------------
partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

  The amount of your deduction is based on the following factors:

  . whether you or your spouse is an active participant in an employer sponsored retirement plan,

  . your federal income tax filing status, and

  . your "Modified Adjusted Gross Income."

  Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

  Distributions.   In general, all amounts paid out from a traditional IRA
  -------------
contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

  The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

  Roth IRAs

  Annual contribution limit.  A Roth IRA is a type of non-deductible IRA.  In
  -------------------------
general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

  The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

  Catch-Up Contributions.  A Roth IRA holder age 50 or older may increase
  ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

  Spousal IRA.  You may also purchase a Roth IRA contract for the benefit of
  -----------
your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

  Distributions. If you hold your Roth IRA for at least five years the payee
  -------------
will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

  . after you reach age 59 1/2,

  . on your death or disability, or

  . to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

  The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

  Conversion to a Roth IRA.  You can convert a traditional IRA to a Roth IRA,
  ------------------------
unless

  . you have adjusted gross income over $100,000, or

  . you are a married taxpayer filing a separate return.

  The Roth IRA annual contribution limit does not apply to converted amounts.

  You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA plans

  In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After
that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

  Catch-Up Contributions.  A SIMPLE IRA holder age 50 or older may increase
  ----------------------
contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

  Distributions.  The requirements for minimum distributions from a SIMPLE IRA
  -------------
retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

  Simplified Employee Pension plans (SEPs)

  SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

  Distributions.  The requirements for minimum distributions from a SEP-IRA, and
  -------------
rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

  Section 403(b) plans

  Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

  Annual Contribution Limit.  In general, the amount of the non-taxable
  -------------------------
contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits," below). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

  Catch-Up Contributions.   A Section 403(b) plan participant age 50 or older
  ----------------------
may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

  Distributions.  When we make payments from a 403(b) contract on surrender of
  -------------
the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except:

  . on the employee's separation from service, death, or disability,

  . with respect to distributions of assets held under a 403(b) contract as of December 31, 1988, and

  . transfers and exchanges to other products that qualify under Section
    403(b).

  Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

 Pension and profit sharing plans qualified under Section 401(a)

  In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

  Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

  The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

  Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

  "Top-heavy" plans

  Certain plans may fall within the definition of "top-heavy plans" under
Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

  Section 457 deferred compensation plans

  Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

  . a state,

  . a political subdivision of a state,

  . an agency or instrumentality or a state or political subdivision of a state, or

  . a tax-exempt organization.

  As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

  The deferred compensation plan must satisfy several conditions, including the following:

  . the plan must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and

  . all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

  Annual contribution limit.   The amount of the non-taxable contributions made
  -------------------------
for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits," below.)

  Catch-Up Contributions.  A 457 plan participant age 50 or older may increase
  ----------------------
contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

  Distributions.  When we make payments under your contract in the form of an
  -------------
annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

  Elective Deferral Limits

  A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

  Elective Catch-up Limits

  A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to $1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

  Withholding on rollover distributions

  The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

  Puerto Rico annuity contracts purchased to fund a tax-qualified plan

  The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

  The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

  We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

  Total return at the Account level is the percentage change between:

  . the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

  . the value at the end of such period.

  At the Account level, total return reflects adjustments for:

  . any sales charges deducted from premiums

  . the mortality and expense risk charges,

  . any administrative charge, and

  . any annual contract fee.

  Total return at the Account level does not, however, reflect any premium tax charges. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

  We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any sales charges or annual fees and it may be for additional durations.

  We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

  Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

  Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax or any sales charge.

REPORTS

  At least annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Fund.

VOTING PRIVILEGES

  At meetings of the Series Fund's shareholders, we will generally vote all the shares of each Fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

Changes to the Account

  We reserve the right, subject to applicable law, including any required shareholder approval,

  . to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

  . to add or delete variable investment options,

  . to change the underlying investment vehicles,

  . to operate the Account in any form permitted by law, and

  . to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

  Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

  We may allow a reduction in or the elimination of any contract charges. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

  The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

  . the size of the initial premium payment,

  . the size of the group or class,

  . the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

  . the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

  . the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

  . the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

  We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

DISTRIBUTION OF CONTRACTS

  Signator Investors, Inc. ("Signator"), formerly John Hancock Distributors, Inc., acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is 197 Clarendon Street, Boston, Massachusetts 02116. Signator is a subsidiary of John Hancock.

  You can purchase a contract either through Signator's registered representatives or through other broker-dealers whose representatives are authorized by applicable law to sell variable annuity products. We do not expect the compensation to such broker-dealers to exceed 3.0% of premium payments. Signator compensates its registered representatives for sales of the contracts on a commission and fee service basis. We, in turn, reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing and sales of these contracts. We offer these contracts on a continuous basis, but neither John Hancock or Signator is obligated to sell any particular amount of contracts.

  Signator representatives may receive additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of contracts issued by us. From time to time, Signator, at its expense, may also provide significant additional amounts to broker dealers or other financial services firms which sell or arrange for the sale of the contracts. Such compensation may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees.

EXPERTS

  Ernst & Young LLP, independent auditors, have audited the consolidated financial statements and schedules of John Hancock Life Insurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of Account at December 31, 2003 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

REGISTRATION STATEMENT

  This prospectus omits certain information contained in the registration statement that we filed with the SEC. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

  Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:


--------------------------------------------------
                                       page of SAI
DISTRIBUTION . . . . . . . . . . . . . . . . . . 2
CALCULATION OF PERFORMANCE DATA. . . . . . . . . 2
OTHER PERFORMANCE INFORMATION. . . . . . . . . . 3
CALCULATION OF ANNUITY PAYMENTS. . . . . . . . . 4
ADDITIONAL INFORMATION ABOUT DETERMINING
 UNIT VALUES . . . . . . . . . . . . . . . . . . 5
PURCHASES AND REDEMPTIONS OF FUND SHARES . . . . 6
THE ACCOUNT. . . . . . . . . . . . . . . . . . . 6
DELAY OF CERTAIN PAYMENTS  . . . . . . . . . . . 7
LIABILITY FOR TELEPHONE TRANSFERS. . . . . . . . 7
VOTING PRIVILEGES. . . . . . . . . . . . . . . . 7
FINANCIAL STATEMENTS . . . . . . . . . . . . . . 9
--------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

  The following table provides selected data for Accommodator accumulation shares for each period shown.

                            YEAR      YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                           ENDED      ENDED     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                          DEC. 31,  DEC. 31,  DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                            2003      2002      2001       2000       1999       1998       1997       1996       1995       1994
                          --------  --------  ---------  ---------  ---------  ---------  ---------  ---------  --------- ----------
EQUITY INDEX
Accumulation share
 value:
 Beginning of period
  (1) . . . . . . . . . . $  13.71  $  17.83 $    20.46 $    22.74 $    18.91 $    14.92 $    11.35 $    10.00         --         --
 End of period  . . . . . $  17.44  $  13.71     $17.83     $20.46     $22.74 $    18.97 $    14.92 $    11.35         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . . .   55,434    53,261     67,243     76,010     70,252     71,549     54,198      3,749         --         --
LARGE CAP VALUE
Accumulation share
 value:
 Beginning of period
  (1) . . . . . . . . . . $  15.34  $  17.86 $    17.82 $    15.93 $    15.58 $    14.40 $    11.31 $    10.00         --         --
 End of period  . . . . . $  19.06  $  15.34 $    17.86 $    17.82 $    15.93 $    15.58 $    14.40 $    11.31         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . . .   36,939    35,615     33,416     45,934     46,760     38,080     23,612     11,411         --         --
LARGE CAP GROWTH
Accumulation share
 value:
 Beginning of period. . . $  26.01  $  36.40 $    44.59 $    54.85 $    44.65 $    32.33 $    24.93 $    21.29 $    16.34 $    16.67
 End of period  . . . . . $  32.35  $  26.01 $    36.40 $    44.59 $    54.85 $    44.65 $    32.33 $    24.93 $    21.29 $    16.34
Number of Accumulation
 Shares outstanding at
 end of period  . . . . .   94,388    99,587 $  134,507    170,004    166,041    169,917    160,590    159,241    159,494    141,064
GROWTH & INCOME
Accumulation share
 value:
 Beginning of period      $ 119.03  $ 153.85 $   183.00 $   212.57 $   184.73 $   143.25 $   111.44 $    93.72 $    70.53 $    71.64
 End of period  . . . . . $ 147.15  $ 119.03 $   153.85 $   183.00 $   212.57 $   184.73 $   143.25 $   111.44 $    93.72 $    70.53
Number of Accumulation
 Shares outstanding at
 end of period  . . . . .  895,235   983,201 $1,124,028 $1,409,435 $1,577,363 $1,716,718 $1,901,446 $2,065,540 $2,225,393  2,417,577
FUNDAMENTAL VALUE
Accumulation share
 value:
 Beginning of period
   (Note 3) . . . . . . . $   7.66  $   9.37 $    10.00         --         --         --         --         --         --         --
 End of period  . . . . . $   9.76  $   7.66 $     9.37         --         --         --         --         --         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . . .   23,075    28,042     29,770         --         --         --         --         --         --         --
EARNINGS GROWTH
Accumulation share
 value:
 Beginning of period
  (1) . . . . . . . . . . $   9.31  $  13.91 $    22.27 $    35.07 $    16.23 $    11.78 $    10.20 $   10.000         --         --
 End of period  . . . . . $  11.50  $   9.31 $    13.91 $    22.27 $    35.07 $    16.23 $    11.78 $   10.200         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . . .   55,799    64,389     87,167    124,273    115,765     29,520     16,957     14.603         --         --
MID CAP VALUE B
 (formerly "Small/Mid
 Cap CORE(SM)")
Accumulation share
 value:
 Beginning of period
  (2) . . . . . . . . . . $  11.05  $  13.17 $    13.23 $    12.77 $    10.70 $    10.00         --         --         --         --
 End of period  . . . . . $  15.89  $  11.05 $    13.17 $    13.23 $    12.77 $    10.70         --         --         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . . .   10,670    10,646      4,220      4,164         --         --         --         --         --         --
MID CAP GROWTH
 (formerly "Small/Mid
 Cap Growth")
Accumulation share
 value:
 Beginning of period
  (1) . . . . . . . . . . $  10.60  $  13.58 $    13.34 $    12.33 $    11.85 $    11.33 $    11.05 $    10.00         --         --
 End of period  . . . . . $  15.42  $  10.60 $    13.58 $    13.34 $    12.33 $    11.85 $    11.33 $    11.05         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . . .   33,027    23,824     25,875     43,123     40,532     69,766     84,779     75,662         --         --
SMALL CAP GROWTH
Accumulation share
 value:
 Beginning of period
  (1) . . . . . . . . . . $   9.98  $  14.39 $    16.63 $    21.38 $    12.67 $    11.18 $     9.88 $    10.00         --         --
 End of period  . . . . . $  12.63  $   9.98 $    14.39 $    16.63 $    21.38 $    12.67 $    11.18 $     9.88         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . . .   40,392    45,400     53,996     69,515     45,485     31,804     35,818     15,438         --         --

                            YEAR      YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                           ENDED      ENDED     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                          DEC. 31,  DEC. 31,  DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                            2003      2002      2001       2000       1999       1998       1997       1996       1995       1994
                          --------  --------  ---------  ---------  ---------  ---------  ---------  ---------  --------- ----------
SMALL CAP EMERGING
 GROWTH
Accumulation share
 value:
 Beginning of period
  (1) . . . . . . . . .   $   7.41  $  10.43 $    10.95 $    12.14 $    12.69 $    13.63 $    10.96 $    10.00         --         --
 End of period  . . . .   $  10.92  $   7.41 $    10.43 $    10.95 $    12.14 $    12.69 $    13.63 $    10.96         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . .     28,009    27,695     23,088     22,874     22,918     23,741     17,720      2,982         --         --
INTERNATIONAL EQUITY
 INDEX
Accumulation share
 value:
 Beginning of period. .   $  12.83  $  15.28 $    19.36 $    23.68 $    18.28 $    15.28 $    16.25 $    15.03 $    14.05 $    15.12
 End of period  . . . .   $  18.03  $  12.83 $    15.28 $    19.36 $    23.68 $    18.28 $    15.28 $    16.25 $    15.03 $    14.05
Number of Accumulation
 Shares outstanding at
 end of period  . . . .     50,512    53,085     58,969     66,007     70,792     85,615    102,698    131,774    133,791    156,006
OVERSEAS EQUITY B
 (formerly
 "International
 Opportunities")
Accumulation share
 value:
 Beginning of
  period(1) . . . . . .   $   8.55  $  10.56 $    13.49 $    16.29 $    12.28 $    10.70 $    10.60 $    10.00         --         --
 End of period  . . . .   $  11.20  $   8.55 $    10.56 $    13.49 $    16.29 $    12.28 $    10.70 $    10.60         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . .      7,645    10,579      9,806     17,731      9,550      9,264      8,683      6,637         --         --
OVERSEAS EQUITY
Accumulation share
 value:
 Beginning of period
  (1) . . . . . . . . .   $  10.13  $  10.92 $    11.79 $    13.10 $    12.58 $    10.77 $    10.60 $    10.00         --         --
 End of period  . . . .   $  14.02  $  10.13 $    10.92 $    11.79 $    13.10 $    12.58 $    10.77 $    10.60         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . .      3,699     4,467      4,874      4,852      6,274      6,703      7,961      3,139         --         --
OVERSEAS EQUITY C
 (formerly "Emerging
 Markets Equity")
Accumulation share
 value:
 Beginning of period
  (2) . . . . . . . . .   $   8.71  $   9.43 $     9.88 $    16.64 $     9.27 $    10.00         --         --         --         --
 End of period  . . . .   $  13.53  $   8.71 $     9.43 $     9.88 $    16.64 $     9.27         --         --         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . .     13,784    15,328     15,150     18,843     15,155         --         --         --         --         --
REAL ESTATE EQUITY
Accumulation share
 value:
 Beginning of period. .   $  28.08  $  27.98 $    26.73 $    20.41 $    20.97 $    25.42 $    21.91 $    16.63 $    14.95 $    14.68
 End of period  . . . .   $  38.06  $  28.08 $    27.98 $    26.73 $    20.41 $    20.97 $    25.42 $    21.91 $    16.63 $    14.95
Number of Accumulation
 Shares outstanding at
 end of period  . . . .     39,843    42,604     40,031     48,057     52,726     69,796     99,634    103,394     92,870    130,412
MANAGED
Accumulation share
 value:
 Beginning of period. .   $  25.33  $  29.49 $    30.66 $    30.96 $    28.66 $    24.04 $    20.45 $    18.65 $    14.83 $    15.32
 End of period  . . . .   $  29.85  $  25.33 $    29.49 $    30.66 $    30.96 $    28.66 $    24.04 $    20.45 $    18.65 $    14.83
Number of Accumulation
 Shares outstanding at
 end of period  . . . .    402,945   446,608    496,182    665,873    762,902    852,132    984,740  1,053,821  1,072,417  1,100,811
SHORT-TERM BOND
Accumulation share
 value:
 Beginning of period      $  13.94  $  13.32 $    12.45 $    11.65 $    11.42 $    10.90 $    10.35 $    10.00         --         --
 End of period  . . . .   $  14.18  $  13.94 $    13.32 $    12.45 $    11.65 $    11.42 $    10.90 $    10.35         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . .     28,573    32,539     13,220     24,554     32,859     28,394     21,481     16,015         --         --
BOND INDEX
Accumulation share
 value:
 Beginning of period
  (2) . . . . . . . . .   $  12.41  $  11.40 $    10.69 $     9.65 $    10.01 $    10.00         --         --         --         --
 End of period  . . . .   $  12.73  $  12.41 $    11.40 $    10.69      $9.65 $    10.01         --         --         --         --
Number of Accumulation
 Shares outstanding at
 end of period  . . . .     34,821    43,567     15,175      2,802      4,722         --         --         --         --         --
ACTIVE BOND
Accumulation share
 value:
 Beginning of period      $  63.51  $  59.59 $    55.80 $    51.00 $    52.00 $    48.53 $    44.51 $    43.19 $    36.49 $    37.83
 End of period  . . . .   $  67.19  $  63.51 $    59.59 $    55.80 $    51.00 $    52.00 $    48.53 $    44.51 $    43.19 $    36.49
Number of Accumulation
 Shares outstanding at
 end of period  . . . .    834,666   922,648  1,015,815  1,231,194  1,417,799  1,594,988  1,749,513  1,980,126  2,205,467  2,486,013

                            YEAR      YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                           ENDED      ENDED     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                          DEC. 31,  DEC. 31,  DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                            2003      2002      2001       2000       1999       1998       1997       1996       1995       1994
                          --------  --------  ---------  ---------  ---------  ---------  ---------  ---------  --------- ----------
HIGH YIELD BOND
Accumulation share
 value:
 Beginning of period
  (2) . . . . . . . . .  $   8.69   $   9.19 $   9.09   $  10.29   $   9.89   $  10.00         --         --         --           --
 End of period  . . . .  $  10.02   $   8.69 $   9.19   $   9.09   $  10.29   $   9.89         --         --         --           --
Number of Accumulation
 Shares outstanding at
 end of period  . . . .     3,934      6,606   11,131      1,541      1,166         --         --         --         --           --
GLOBAL BOND
Accumulation share
 value:
 Beginning of
  period(1) . . . . . .  $  15.25   $  12.96 $  13.29   $  11.98   $  12.37   $  11.44   $  10.60  $   10.00         --           --
 End of period  . . . .  $  17.50   $  15.25 $  12.96   $  13.29   $  11.98   $  12.37   $  11.44  $   10.60         --           --
Number of Accumulation
 Shares outstanding at
 end of period  . . . .    24,678     36,059   20,313     24,868     34,953     38,188     23,759      7,670         --           --
 MONEY MARKET
Accumulation share
 value:
 Beginning of period     $  27.82   $  27.67 $  26.91   $  25.57   $  24.58   $  23.55   $  22.55  $   21.63   $  20.65   $    20.04
 End of period  . . . .  $  27.81   $  27.82 $  27.67   $  26.91   $  25.57   $  24.58   $  23.55  $   22.55   $  21.63   $    20.65
Number of Accumulation
 Shares outstanding at
 end of period  . . . .   425,143    512,136  573,625    643,286    715,041    754,395    743,856    857,514    972,149    1,068,017

(1) Values shown for 1996 begin on May 1, 1996.

(2) Values shown for 1998 begin on November 31, 1998.

(3) Values shown for 2001 begin on May 1, 2001.

                     APPENDIX - ILLUSTRATIVE CONTRACT VALUE
             AND ANNUITY PAYMENT TABLES FOR ACCOMMODATOR CONTRACTS

  The following tables present illustrative periodic contract values and annuity payments that would have resulted under a contract described in this prospectus had such values and payments been based exclusively upon the investment experience of the nine specified variable investment options, assuming investment by each of those investment options in the corresponding fund of the Series Fund and its predecessors during the periods shown. We have not illustrated the other investment options because of the limited time that they have been available. The contracts described in this prospectus were first offered in 1990.

   For the years ended December 31, 1986 (and prior thereto), we have calculated the values based upon the actual investment results of the three corresponding variable life insurance managed separate accounts which were the predecessors to the Growth & Income, Active Bond, and Money Market funds, as if the fund had been in existence prior to March 28, 1986, the date of its reorganization.

   In the tables, we assume:

   . the owner made a single purchase payment of $10,000, net of any deductions from purchase payments,

   . charges have been assessed at annual rate of 1.00% for mortality and expense risks and administrative services, and

   . actual investment management fees and other fund expenses for the periods illustrated have also been assessed.

   Absent expense reimbursements by John Hancock to certain of the funds for some periods, the values illustrated would have been lower.

WHAT THE TABLES ILLUSTRATE

  Subject to the foregoing, each Table I presents, at yearly intervals, the illustrative periodic contract values for each variable investment option which would have resulted under a contract, if the owner had made a net single purchase payment of $10,000. The contract values are based upon the investment performance of the corresponding fund.

  Subject to the foregoing, each Table II indicates, at annual intervals, illustrative monthly variable annuity payments for each variable investment option which would have been received by an annuitant or other payee, assuming that an initial annuity payment of $100 was received in the month and year indicated. The form of annuity illustrated is a life annuity with payments guaranteed for 10 years.

  The results shown should not be considered a representation of the future. A program of the type illustrated in the tables does not assure a profit or protect against depreciation in declining markets.

                                GROWTH & INCOME

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Contract Had Been Issued January 2, 1975

                                                                                CONTRACT VALUE
                                                                                ON DECEMBER 31
CONTRACT YEAR COMMENCING                                                       OF THE SAME YEAR
------------------------                                                      ------------------
January 1975. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 12,819.53
January 1976. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,966.77
January 1977. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,228.08
January 1978. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,894.65
January 1979. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,986.35
January 1980. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        20,643.34
January 1981. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        20,623.76
January 1982. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        26,146.28
January 1983. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        31,543.15
January 1984. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        32,710.95
January 1985. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        43,647.01
January 1986. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        50,007.66
January 1987. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        51,447.97
January 1988. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        59,612.93
January 1989. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        76,444.82
January 1990. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        77,614.59
January 1991. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        96,797.31
January 1992. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       104,360.17
January 1993. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       117,099.32
January 1994. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       115,292.09
January 1995. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       153,196.34
January 1996. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       182,154.80
January 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       234,162.54
January 1998. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       301,957.33
January 1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       347,462.43
January 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       299,137.48
January 2001. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       251,482.37
January 2002. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       194,562.86
January 2003. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       240,537.19


TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in January 1975


                                                                     PAYMENT
MONTH                                                               FOR MONTH
-----                                                              -----------
January 1975 . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  100.00
January 1976 . . . . . . . . . . . . . . . . . . . . . . . . . . .     126.56
January 1977 . . . . . . . . . . . . . . . . . . . . . . . . . . .     141.12
January 1978 . . . . . . . . . . . . . . . . . . . . . . . . . . .     123.05
January 1979 . . . . . . . . . . . . . . . . . . . . . . . . . . .     125.58
January 1980 . . . . . . . . . . . . . . . . . . . . . . . . . . .     139.22
January 1981 . . . . . . . . . . . . . . . . . . . . . . . . . . .     172.58
January 1982 . . . . . . . . . . . . . . . . . . . . . . . . . . .     167.75
January 1983 . . . . . . . . . . . . . . . . . . . . . . . . . . .     204.49
January 1984 . . . . . . . . . . . . . . . . . . . . . . . . . . .     235.65
January 1985 . . . . . . . . . . . . . . . . . . . . . . . . . . .     237.41
January 1986 . . . . . . . . . . . . . . . . . . . . . . . . . . .     307.45
January 1987 . . . . . . . . . . . . . . . . . . . . . . . . . . .     348.17
January 1988 . . . . . . . . . . . . . . . . . . . . . . . . . . .     347.67
January 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . .     384.54
January 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . .     456.19
January 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . .     462.96
January 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . .     530.83
January 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . .     583.54
January 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . .     631.13
January 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . .     602.56
January 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . .     768.39
January 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . .     888.58
January 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,057.91
January 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,512.89
January 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,261.07
January 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,023.31
January 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . .     784.10
January 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . .     906.11

  The amounts shown are based on the investment performance of the Growth & Income Fund, and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these tables.

                                LARGE CAP GROWTH

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued November 24, 1987

                                                                                CONTRACT VALUE
                                                                                ON DECEMBER 31
CONTRACT YEAR COMMENCING                                                       OF THE SAME YEAR
------------------------                                                      ------------------
November 1987 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $10,243.86
November 1988 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        11,672.16
November 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,984.57
November 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,863.60
November 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,703.88
November 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        21,447.52
November 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        24,167.30
November 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        23,693.18
November 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        30,879.50
November 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        36,157.66
November 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        46,879.34
November 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        64,751.95
November 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        79,537.96
November 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        64,661.60
November 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        52,789.20
November 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        37,722.94
November 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        46,916.02

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in November 1987


                                                                                   PAYMENT
MONTH                                                                             FOR MONTH
-----                                                                            -----------
November 1987 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $100.00
November 1988 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     110.03
November 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     136.28
November 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     137.37
November 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     142.37
November 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     172.31
November 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     194.04
November 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     187.98
November 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     225.72
November 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     262.63
November 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     322.95
November 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     387.15
November 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     492.82
November 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     468.60
November 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     325.90
November 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     239.39
November 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     223.87

  The amounts shown above are based on the investment performance of the Large Cap Growth Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                 MID CAP GROWTH

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued September 23, 1994

                                                                               CONTRACT VALUE
                                                                               ON DECEMBER 31
CONTRACT YEAR COMMENCING                                                      OF THE SAME YEAR
------------------------                                                     ------------------
September 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 9,922.70
September 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,357.06
September 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        17,236.19
September 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        17,576.34
September 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        18,377.45
September 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,131.08
September 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        20,692.61
September 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        21,065.88
September 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        16,366.62
September 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        23,919.36

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in September 1994


                                                                              PAYMENT
MONTH                                                                        FOR MONTH
-----                                                                       -----------
September 1994. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $100.00
September 1995. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    125.93
September 1996. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    100.11
September 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    106.20
September 1998. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    106.74
September 1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    201.41
September 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    229.40
September 2001. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    183.33
September 2002. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    162.91
September 2003. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    157.40

  The amounts shown are based on the investment performance of the Mid Cap Growth fund (formerly the Small/Mid Cap Growth fund). All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                           INTERNATIONAL EQUITY INDEX

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued February 10, 1989

                                                                              CONTRACT VALUE
                                                                              ON DECEMBER 31
CONTRACT YEAR COMMENCING                                                     OF THE SAME YEAR
------------------------                                                    ------------------
February 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $11,110.62
February 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,127.48
February 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12,370.78
February 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12,046.28
February 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,754.61
February 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,645.35
February 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,661.96
February 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        16,931.02
February 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,921.47
February 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,045.02
February 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        24,676.49
February 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        20,175.26
February 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,919.99
February 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,368.41
February 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        18,792.96

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in February 1989


                                                                                    PAYMENT
MONTH                                                                              FOR MONTH
-----                                                                       ------------------
February 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . .         $       100.00
February 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . .                  97.16
February 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . .                  90.62
February 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . .                 105.09
February 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . .                  99.92
February 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . .                 126.30
February 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . .                 106.20
February 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . .                 118.06
February 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . .                 119.29
February 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . .                 112.74
February 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . .                 127.77
February 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . .                 150.21
February 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . .                 128.59
February 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . .                  91.54
February 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . .                  75.51
February 2004 . . . . . . . . . . . . . . . . . . . . . . . . . . .                  75.97

  The amounts shown above are based on the investment performance of the International Equity Index Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                               REAL ESTATE EQUITY

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued February 14, 1989

                                                                              CONTRACT VALUE
                                                                              ON DECEMBER 31
CONTRACT YEAR COMMENCING                                                     OF THE SAME YEAR
------------------------                                                    ------------------
February 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $10,411.79
February 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,096.26
February 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,702.17
February 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12,292.77
February 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,276.57
February 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,539.51
February 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        16,166.74
February 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        21,298.75
February 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        24,717.57
February 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        20,383.04
February 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,839.95
February 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        25,775.29
February 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        27,204.25
February 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        27,298.89
February 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        36,999.37

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity payment of $100 in February 1989


                                                                                     PAYMENT
MONTH                                                                               FOR MONTH
-----                                                                           --------------
February 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   100.00
February 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          96.30
February 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          86.16
February 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         101.00
February 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         117.29
February 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         121.19
February 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         115.20
February 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         128.27
February 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         163.25
February 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         175.99
February 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         141.41
February 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         137.07
February 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         168.53
February 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         174.36
February 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         163.06
February 2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         134.50

  The amounts shown above are based on the investment performance of the Real Estate Equity Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                    MANAGED

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued November 9, 1987

                                                                             CONTRACT VALUE
                                                                             ON DECEMBER 31
CONTRACT YEAR COMMENCING                                                    OF THE SAME YEAR
------------------------                                                   ------------------
November 1987. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $10,232.70
November 1988. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        11,334.40
November 1989. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,393.61
November 1990. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,801.73
November 1991. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        16,668.31
November 1992. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        17,775.86
November 1993. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,642.61
November 1994. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,013.90
November 1995. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        23,925.00
November 1996. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        26,225.50
November 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        30,829.41
November 1998. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        36,754.85
November 1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        39,701.07
November 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        39,316.18
November 2001. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        37,818.45
November 2002. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        32,487.31
November 2003. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        38,276.00

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in November 1987


                                                                                 PAYMENT
MONTH                                                                           FOR MONTH
-----                                                                          -----------
November 1987 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $100.00
November 1988 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     110.31
November 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     122.50
November 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     116.05
November 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     138.17
November 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     144.89
November 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     159.95
November 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     150.56
November 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     174.25
November 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     187.53
November 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     210.06
November 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     230.11
November 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     254.74
November 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     256.32
November 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     210.67
November 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     195.29
November 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     143.45

  The amounts shown above are based on the investment performance of the Managed Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                SHORT-TERM BOND

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Had Been Issued September 23, 1994

                                                                               CONTRACT VALUE
                                                                               ON DECEMBER 31
CONTRACT YEAR COMMENCING                                                      OF THE SAME YEAR
------------------------                                                     ------------------
September 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 9,923.81
September 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,955.04
September 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        11,237.26
September 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        11,779.75
September 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12,340.88
September 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12,580.32
September 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,448.60
September 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,392.18
September 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,061.36
September 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,319.65

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in September 1994


                                                                                   PAYMENT
MONTH                                                                             FOR MONTH
-----                                                                            -----------
September 1994. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $100.00
September 1995. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     103.33
September 1996. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     103.12
September 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     104.45
September 1998. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     106.75
September 1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     105.07
September 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     106.60
September 2001. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     112.62
September 2002. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     113.30
September 2003. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.69

  The amounts shown above are based on the investment performance of the Short-Term Bond Fund. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the tables.

                                  ACTIVE BOND

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Contract Had Been Issued June 2, 1980

                                                                                  CONTRACT VALUE
                                                                                  ON DECEMBER 31
CONTRACT YEAR COMMENCING                                                         OF THE SAME YEAR
------------------------                                                        ------------------
June 1980 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $10,253.83
June 1981 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,562.69
June 1982 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,469.69
June 1983 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,149.83
June 1984 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        16,041.33
June 1985 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,306.75
June 1986 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        21,698.31
June 1987 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        22,052.03
June 1988 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        23,615.71
June 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        26,354.41
June 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        28,015.98
June 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        32,360.46
June 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        34,492.94
June 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        37,828.50
June 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        36,490.86
June 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        43,187.99
June 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        44,514.03
June 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        48,526.20
June 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        51,999.07
June 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        50,997.13
June 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        55,799.93
June 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        59,592.35
June 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        63,505.27
June 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        67,187.70

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in June 1980


                                                                                    PAYMENT
MONTH                                                                              FOR MONTH
-----                                                                             -----------
June 1980 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $100.00
June 1981 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       96.41
June 1982 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      105.17
June 1983 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      126.21
June 1984 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      120.98
June 1985 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      145.80
June 1986 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      165.31
June 1987 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      166.02
June 1988 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      172.28
June 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      181.81
June 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      187.02
June 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      200.83
June 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      215.21
June 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      230.96
June 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      224.68
June 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      238.43
June 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      243.64
June 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      251.72
June 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      268.27
June 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      267.58
June 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      256.51
June 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      278.81
June 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      283.60
June 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      302.32

  The amounts shown above are based on the investment performance of the Active Bond Fund, and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these tables.

                                  MONEY MARKET

TABLE I--Accumulation Period--Illustrative Contract Values Which Would Have Resulted If a $10,000 Net Purchase Payment Contract Had Been Issued May 13, 1982

                                                                                CONTRACT VALUE
                                                                                ON DECEMBER 31
CONTRACT YEAR COMMENCING                                                       OF THE SAME YEAR
------------------------                                                      ------------------
May 1982. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $10,482.07
May 1983. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      11,284.20
May 1984. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      12,347.06
May 1985. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      13,220.56
May 1986. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      13,966.07
May 1987. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,753.06
May 1988. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,728.09
May 1989. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      17,018.29
May 1990. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      18,236.49
May 1991. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      19,134.06
May 1992. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      19,633.91
May 1993. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      20,033.99
May 1994. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      20,646.91
May 1995. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      21,624.80
May 1996. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      22,551.18
May 1997. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      23,545.36
May 1998. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      24,579.76
May 1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,565.94
May 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      26,907.45
May 2001. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      27,686.98
May 2002. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      27,816.98
May 2003. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      27,803.15

TABLE II--Annuity Period--Illustrative Monthly Variable Annuity Payments an Annuitant Would Have Received Assuming a First Annuity Payment of $100 in May 1982


                                                                                  PAYMENT
MONTH                                                                            FOR MONTH
-----                                                                           -----------
May 1982 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $100.00
May 1983 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     103.76
May 1984 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     108.45
May 1985 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     114.21
May 1986 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     117.81
May 1987 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     119.65
May 1988 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     122.42
May 1989 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     127.07
May 1990 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     132.40
May 1991 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     136.49
May 1992 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     137.10
May 1993 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     135.53
May 1994 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     133.62
May 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     134.22
May 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     135.58
May 1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     136.62
May 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     137.90
May 1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     138.78
May 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     139.92
May 2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     142.15
May 2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     139.49
May 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     135.16

  The amounts shown are based on the investment performance of the Money Market Fund, and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these tables.

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